Leases - Summary of Amounts Recognized in Consolidated Statements of Cash Flows (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Amounts Recognized in Consolidated Statements of Cash Flows [Abstract]
Repayments of lease (Cash Flow)	$ 124,384	$ 116,502	$ 247,419	$ 231,156	$ 228,280
Expense relating to leases of low-value assets that are not short-term leases	16,448	9,840	23,011	16,572
Expense relating to short-term leases	133,778	141,293	276,400	117,784
Total Cash payments for leases	$ 274,610	$ 267,635	$ 546,830	$ 365,512